Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2013
Summary of Significant Accounting Policies
(2)	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

(a)	Principles of consolidation

The consolidated financial statements include the financial statements of the Company and its subsidiaries. All significant inter-company transactions and balances have been eliminated upon consolidation. For consolidated subsidiaries where the Group’s ownership in the subsidiary is less than 100%, the equity interest not held by the Group is shown as non-controlling interests. The Company has no involvement with variable interest entities. The Company accounts for investments over which it has significant influence but not a controlling financial interest using the equity method of accounting. The Company deconsolidates a subsidiary when the Company no longer controls the subsidiary. When control is lost, the parent-subsidiary relationship no longer exists and the parent derecognizes the assets and liabilities of the qualifying subsidiary.

(b)	Use of estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management of the Group to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. On an ongoing basis, management reviews its estimates, including those related to the realization of inventories, trade accounts receivable, prepayments to suppliers, other current and non-current assets and deferred tax assets, estimated useful lives and residual values of long-lived assets, the recoverability of the carrying values of long-lived assets, the determination of fair values of financial instruments and share-based instruments, the accrual of warranty expenses, provision for loss on firm purchase commitment and assessments about potential tax uncertainties, contingent liabilities and the Company’s ability to continue as a going concern. Changes in facts and circumstances may result in revised estimates. The current economic environment has increased the degree of uncertainty inherent in those estimates and assumptions.

(c)	Foreign currency transactions and translations

The functional currency of the Company, LDK Solar USA Inc. (“LDK USA”), Solar Power Inc. (“SPI”), LDK Silicon & Chemical Technology Co., Ltd. (“LDK SCT”), LDK Silicon Holding Co., Limited (“LDKSH”), LDK Solar International Company Limited (“LDK International”), LDK Solar Hi-tech (Hong Kong) Co., Ltd. (“LDK HKT”), LDK PV Tech (Hong Kong) Co., Ltd. (“LDK HKPVT”) and LDK Solar Canada Inc. (“LDK Canada”) is the United States dollar (“US$”). The functional currency of the Company’s subsidiaries located in the PRC and Europe are Renminbi (“RMB”) and EURO (“EUR€”) respectively. Transactions denominated in foreign currencies are re-measured into the functional currency at the rates of exchange prevailing when the transactions occur. Monetary assets and liabilities denominated in foreign currencies are re-measured into the functional currency at rates of exchange in effect at the balance sheet dates. Exchange gains and losses are included in the consolidated statements of operations.

The Group’s reporting currency is the US$. Accordingly assets and liabilities of subsidiaries, whose functional currency is not the US$, are translated into US$ using exchange rates in effect at each period end, and revenues and expenses are translated into US$ at average rates prevailing during the year. Gains and losses resulting from the translations of the financial statements of these subsidiaries into US$ are recognized as other comprehensive income in the statement of comprehensive income.

(d)	Commitments and contingencies

Liabilities for loss contingencies arising from claims, assessments, litigation, fines and penalties and other sources are recorded when it is probable that a liability has been incurred and the amount of the assessment can be reasonably estimated. Legal and other fees incurred in connection with loss contingencies are expensed as incurred.

(e)	Cash and cash equivalents

Cash and cash equivalents consist of cash at bank and on hand and time deposit with an initial term of less than three months when purchased, and which are unrestricted as to withdrawal and use.

(f)	Pledged bank deposits

Pledged bank deposits represent amounts held by banks, which are not available for the Group’s use, as security for issuance of letters of credit relating to purchase of raw materials and production equipment, letters of guarantee or bank borrowings. Upon maturity of the letters of credit, letters of guarantee and repayment of bank borrowings, the deposits are released by the bank and become available for general use by the Group. Pledged bank deposits are reported within cash flows from operating, investing or financing activities in the consolidated statements of cash flows with reference to the purpose of making the pledge. Pledged bank deposits, which mature twelve months after the balance sheet date are classified as non-current assets in the consolidated balance sheets.

(g)	Trade accounts receivable

Trade accounts receivable are recorded at the amount due from customers for the sales of products sold and services rendered. Amounts collected on trade accounts receivable are included in net cash provided by (used in) operating activities in the consolidated statements of cash flows. An allowance for doubtful accounts is provided based on the management’s best estimate of the amount of probable credit losses in the Group’s existing accounts receivable. Management assesses the recoverability of accounts receivable by analyzing specific customer accounts that have known or potential doubt as to collectability. The Group does not have any off-balance-sheet credit exposure related to its customers.

The following table presents the movement of the allowance for doubtful accounts:

	December 31, 2011	December 31, 2012	December 31, 2013
Beginning Balance	6,226	117,288	92,072
Additions	108,925	52,349	50,234
Reversal of allowance for doubtful accounts	(835)	(61,994)	(3,953)
Amount written-off against allowance	0	(1,113)	0
Transfer to assets classified as held for sale	0	(14,655)	0
Foreign currency exchange rate effect	2,972	197	1,163

Ending balance	117,288	92,072	139,516

(h)	Inventories

Inventories are stated at the lower of cost or market. Cost is determined using the weighted average method.

The Group regularly reviews the cost of inventory and records a lower of cost or market write-down if any inventories have a cost in excess of market value. In addition, the Group regularly evaluates the quantity and value of its inventory in light of current market conditions and record write-down for any obsolescence or slow moving inventory. The review and evaluation take into consideration a number of factors including historical and forecasted consumption of raw materials, actual sales of finished goods subsequent to period-end, sales contracts for finished goods on hand, marketability of inventories, anticipated change in market average selling price, risk of obsolescence of inventories due to change in technology or change in physical condition over time and other factors.

On occasion, the Group enters into firm purchase commitments to acquire materials from its suppliers. A firm purchase commitment represents an agreement that specifies all significant terms, including the price and timing of the transactions, and includes a disincentive for nonperformance that is sufficiently large to make performance probable. This disincentive is generally in the form of a “take or pay” provision which requires the Group to pay for committed volumes regardless of whether the Group actually acquires the materials. The Group evaluates these agreements and records a loss, if any, on firm purchase commitments using the same lower of cost or market approach as that used to value inventory. The Group recognized a provision (reversal of provision) for loss on firm purchase commitment of US$ 27,637, US$ 10,675 and US$ (824) during the years ended December 31, 2011, 2012 and 2013, respectively, which is included in cost of goods sold in the Group’s consolidated statements of operations.

(i)	Project assets

Project assets consist primarily of direct costs relating to solar power projects in various stages of development that are capitalized prior to the sale of the solar power projects. A project asset is initially recorded at the actual cost. For a self-developed project asset, the actual cost capitalized is the amount of the expenditure incurred for the application of the feed-in tariff (“FIT”) or other similar contracts, permits, consents, construction costs, interest costs capitalized, and other costs. For a project asset acquired from external parties, the initial cost is the acquisition cost which includes the consideration transferred and certain direct acquisition costs.

The Company reviews project assets for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. The Company considers a project commercially viable or recoverable if it is anticipated to be sold for a profit once it is either fully developed or fully constructed. The Company considers a partially developed or partially constructed project commercially viable or recoverable if the anticipated selling price is higher than the carrying value of the related project assets. The Company examines a number of factors to determine if the project will be recoverable, the most notable of which include whether there are any changes in environmental, ecological, permitting, market pricing or regulatory conditions that impact the project. Such changes could cause the costs of the project to increase or the selling price of the project to decrease. If a project is not considered recoverable, the Company records an impairment of the respective project assets to reduce the carrying value to the estimated recoverable amount. The impairment charge is recorded in “Cost of goods sold” in the Group’s consolidated statements of operations.

Project assets expected to be sold within twelve months as of each balance sheet date are recorded as inventories and project assets expected to be sold after twelve months are recorded as non-current assets in the consolidated balance sheets. The cash flows associated with the acquisition, construction, and sale of projects assets are classified as operating activities in the consolidated statements of cash flows.

	Year ended	Year ended
	December 31, 2012	December 31, 2013
Project assets expected to be sold within twelve months	126,358	0
Project assets expected to be sold after twelve months (note 9)	0	34,664

Total	126,358	34,664

If circumstances change, and the Company begins to operate the project assets for the purpose of generating income from the sale of electricity, the project assets are reclassified to property, plant and equipment and subsequently depreciated on a straight line basis over their estimated useful lives.

(j)	Assets held for sale

Long-lived assets or disposal groups are classified as held for sale when their carrying amount will principally be recovered through a sales transaction rather than through continued use and all the criteria pursuant to ASC 360-10-45 have been met, such as a sale of the asset or disposal group is highly probable. Assets held for sale are recorded at the lower of carrying value and fair value less cost to sell and classified as current assets. A loss is recognized for any initial or subsequent write-down to fair-value less cost to sell.

(k)	Property, plant and equipment, net

Property, plant and equipment are stated at cost. Equipment under capital leases are initially stated at the present value of minimum lease payments. Ordinary maintenance and repairs are charged to expense as incurred, and replacements and betterment are capitalized.

Depreciation, including amortization of equipment held under capital lease, is calculated using the straight-line method over the estimated useful lives of the assets and their respective estimated residual values. The estimated useful lives of the Group’s property, plant and equipment are as follows:

Buildings	20, 30 and 33 years
Plant and machinery	10 and 15 years
Furniture, fixture and office equipment	5 years
Motor vehicles	6 years

(l)	Land use rights

Land use rights represent fees paid to obtain the right to occupy, use, develop, lease, or transfer a piece of land in the PRC, and are charged to expense on a straight-line basis over the respective periods of the rights granted ranging from 49.5 to 50 years in the PRC. Amortization of land use rights is recognized in general and administrative expenses, and amounted to US$5,546, US$6,281 and US$5,332 for the years ended December 31, 2011, 2012 and 2013, respectively.

(m)	Investments in associates

Investments in entities where the Group does not have a controlling financial interest, but has the ability to exercise significant influence over the operating and financial policies of the investee, are accounted for using the equity method of accounting. Under the equity method of accounting, the Group’s share of the investee’s results of operations is included in other income (expenses) in the Group’s consolidated statements of operations.

Investments are evaluated for impairment when facts or circumstances indicate that the fair value of the investment is less than its carrying value. An impairment is recognized when a decline in fair value is determined to be other-than-temporary. The Company reviews several factors to determine whether a loss is other-than-temporary. These factors include, but are not limited to, the: (i) nature of the investment; (ii) cause and duration of the impairment; (iii) extent to which fair value is less than cost; (iv) financial conditions and near term prospects of the affiliates; and (v) ability to hold the security for a period of time sufficient to allow for any anticipated recovery in fair value. During the years ended December 31, 2011, 2012 and 2013, the Company recorded impairment charges on its investments in associates of US$ nil, US$ nil and US$6,630, respectively, which are included in the “Equity in loss of associates and a jointly-controlled entity” in the consolidated statement of operations.

(n)	Available-for-sale investment securities

Investment securities designated as available-for-sale are reported at fair value, with unrealized gains and losses, net of tax, recorded in accumulated other comprehensive income. Purchases and sales of available-for-sale investment securities are included in investing activities in the consolidated statements of cash flows. At each period end date, available-for-sale investment securities are evaluated for impairment to determine whether the impairment is considered temporary or other-than-temporary. Unrealized losses are recorded in other income and expense when a decline in fair value is determined to be other-than-temporary. Realized gains and losses are accounted for on the specific identification method. The Group reviews its ability and intent to liquidate its investment securities within the next 12 months operating cycle to determine the appropriate short or long-term classification.

(o)	Impairment of long-lived assets

Property, plant and equipment and purchased intangible assets subject to amortization are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. These events include but are not limited to significant current period operating or cash flow losses associated with the use of a long-lived asset or group of assets combined with a history of such losses, significant changes in the manner of use of assets and significant negative industry or economic trends. If circumstances require a long-lived asset or asset group be tested for impairment, the Company first compares undiscounted cash flows expected to be generated by that asset or asset group to its carrying amount. If the carrying amount of the asset or asset group exceeds its estimated future undiscounted cash flows, an impairment is recognized to the extent that the carrying amount exceeds its fair value. Fair value is determined through various valuation techniques including discounted cash flow models, quoted market values and third party independent appraisals, as considered necessary. The Group recorded an impairment loss of US$ nil, US$109,027 and US$756,239 on property, plant and equipment during the years ended December 31, 2011, 2012 and 2013, respectively, which are recorded in impairment loss on property, plant and equipment in the Group’s consolidated statements of operations.

Prepayments made by the Group to certain equipment suppliers and government authorities to purchase these assets are recorded as “Deposits for purchases of property, plant and equipment and land use right” in the Group’s consolidated balance sheets. Due to the decrease in estimated future selling price of the Group’s products, the Group’s current financial condition, lack of sufficient funding and over-capacity of its existing production lines, management believes that the Group is not expected to purchase these assets and therefore result in the deposits being unrecoverable. The Group recorded a provision for deposits for purchases of property, plant and equipment and land use right of US$ nil, US$ nil and US$111,727 during the years ended December 31, 2011, 2012 and 2013, respectively, which are included in general and administrative expenses in the Group’s consolidated statements of operations.

(p)	Fair value measurement

The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs to the extent possible. The Company determines fair value based on assumptions that market participants would use in pricing an asset or liability in the principal or most advantageous market. When considering market participant assumptions in fair value measurements, the following fair value hierarchy distinguishes between observable and unobservable inputs, which are categorized in one of the following levels:

•	Level 1 Inputs: Unadjusted quoted prices in active markets for identical assets or liabilities accessible to the reporting entity at the measurement date.

•	Level 2 Inputs: Other than quoted prices included in Level 1 inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability.

•	Level 3 Inputs: Unobservable inputs for the asset or liability used to measure fair value to the extent that observable inputs are not available, thereby allowing for situations in which there is little, if any, market activity for the asset or liability at measurement date.

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to measurements involving significant unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which a fair value measurement in its entirety falls is based on the lowest level input that is significant to the fair value measurement in its entirety. See note 29 to the consolidated financial statements.

(q)	Derivative financial instruments

The Group enters into derivative financial instruments such as foreign exchange forward contracts and interest rate swap contracts.

The Group recognizes all derivative instruments as either assets or liabilities in the balance sheet at their respective fair values. Changes in the fair value are recognized in earnings.

(r)	Revenue recognition

The Group recognizes revenue from the sale of silicon wafers, modules and silicon and other materials when the products are delivered and title transfers, the risks and rewards of ownership have been transferred to the customer, the fee is fixed or determinable and collection of the related receivable is reasonably assured. For sales in the PRC, the majority of the Group’s contracts provide that products are considered delivered when they reach customer’s destination and are signed for by the customer. For export sales, products are considered delivered when the goods have been on board the vessel at the named port of shipment. The customer bears all costs and risks of loss or damage to the goods from that point.

Management estimates the amount of sales returns and the cost of replacement products based on historical return information.

The Group recognizes revenue for processing services when the services are completed, which is generally evidenced by delivery of processed products to the customers.

The Group recognizes revenue on photovoltaic system construction contracts using the percentage-of-completion method of accounting, unless the Group cannot make reasonably dependable estimates of the costs to complete the contract or the contract value is not fixed, in which case the Group would use the completed contract method. At the end of each period, the Group measures the cost incurred on each project and compares the result against its estimated total costs at completion. The percent of cost incurred determines the amount of revenue to be recognized. Payment terms are generally defined by the contract and as a result may not match the timing of the costs incurred by the Group and the related recognition of revenue. Such differences are recorded as inventory or advance from customer.

The Group records contract cancellation revenue in operating income since the cancellation relates to contracts entered into as part of the ongoing operations of the Group and the cancellation payment has been received or is reasonably assured.

In the PRC, VAT of 17% on invoice amount is collected in respect of the sales of goods on behalf of tax authorities. VAT collected from customers, net of VAT paid for purchases, is recorded as a liability in the consolidated balance sheets until it is paid to the authorities.

(s)	Buy/sell arrangements

The Group enters into raw materials purchases transactions and finished goods sales transactions with the same counterparty. Each of these sales and purchases transactions with the same counterparty is not legally contingent upon each other. These sales and purchases transactions were not conducted simultaneously and there was no direct linkage between any one or group of buy transactions with any one or group of sell transactions. There was also no correlation between the value of raw materials received and the value of finished goods delivered pursuant to the contractual arrangement. Each buy or sell transaction was separately documented, transacted at the fair market value prevailing at that time and gross-cash settled, with no specific legal right to offset in respect of the obligations between counterparties. These buy and sell transactions with the same counterparty were recognized and presented separately as sales and cost of goods sold in the Group’s consolidated financial statements. Raw materials purchases and finished goods sales with the same counterparty were recorded at their respective contract price, which represented their prevailing fair market value.

(t)	Warranty cost

The Group provides warranties up to 25 years for modules. Due to limited warranty claim history, the Group estimates warranty costs based on an assessment of its competitors’ history while incorporating estimates of failure rates through its quality review. Consequently, the Group accrues the equivalent of 1% of gross revenues as a warranty liability to accrue the estimated cost of its warranty obligations. Actual warranty costs incurred for warranty claims by customers are recorded and charged against the accrued warranty liability. To the extent that actual warranty costs differ from the estimates, the Group will prospectively revise its accrual rate. The Group commenced module sales in year 2009 and recognized warranty expenses of US$6,340, US$7,888 and US$814 in cost of goods sold for the years ended December 31, 2011, 2012 and 2013, respectively. As of December 31, 2012 and 2013, the Group’s accrued warranty costs were US$28,405 and US$29,219, respectively. The warranty costs were classified as current and non-current liabilities under accrued expenses and other payables and other liabilities respectively, to reflect the Group’s estimate of the timing of when the warranty expenditures will likely be made.

(u)	Shipping and handling

Costs to ship products to customers are included in selling expenses in the consolidated statements of operations. Amounts billed to customers, if any, to cover shipping and handling are included in net sales. Cost to ship products to customers were US$17,911, US$9,567 and US$7,676 for the years ended December 31, 2011, 2012 and 2013, respectively.

(v)	Research and development costs

Research and development costs are expensed as incurred.

(w)	Advertising expenses

Advertising expenses are charged to the consolidated statements of operations in the period incurred and are included in selling expenses. The Group incurred advertising expenses of US$ 5,273, US$ 1,017 and US$464 for the years ended December 31, 2011, 2012 and 2013, respectively.

(x)	Government subsidy

Government subsidies are recognized when received and when all the conditions for their receipt have been met. Subsidies that compensate the Group for expenses incurred are recognized as a reduction of expenses in the consolidated statements of operations. Subsidies that are not associated with expenses are recognized as other income. Subsidies for the acquisition of equipment are recorded as a liability until earned and then offset against the related capital assets. Subsidies for obtaining the rights to use land are recorded as a liability until earned and then amortized over the land use right period as a reduction of the amortization charges of the related land use rights.

The Group received government subsidies of US$109,000 and US$ 49,685, US$17,895 for the years ended December 31, 2011, 2012 and 2013, respectively, and recognized the subsidies as follows:

	Year ended	Year ended	Year ended
	December 31, 2011	December 31, 2012	December 31, 2013
Reduction to cost of goods sold	65,855	18,842	0
Reduction to selling and G&A expenses	235	72	0
Other income	33,698	4,242	1,804
Reduction to acquisition cost of the equipment and power plant project	2,387	15,237	0
Deferred revenue	6,825	11,292	16,091

Total	109,000	49,685	17,895

During the years ended December 31, 2011, 2012 and 2013, amortization of deferred revenue that was recognized as a reduction of the amortization charges of the related land use rights amounted to US$1,462, US$1,718 and US$1,755, respectively.

As of December 31, 2012 and 2013, unamortized subsidies amounted to US$100,280 and US$114,616, for which current portion was recorded in “Other financial liabilities” and non-current portion was recorded in “Other liabilities”.

(y)	Income taxes

Income taxes are accounted for under the asset and liability method. Deferred income tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carry forwards. Deferred income tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be realized or settled. The effect on deferred income tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. A valuation allowance is provided to reduce the carrying amount of deferred income tax assets if it is considered more likely than not that some portion, or all, of the deferred income tax assets will not be realized.

The Company recognizes in the consolidated financial statements the impact of a tax position, if that position is more likely than not of being sustained upon examination, based on the technical merits of the position. In evaluating whether a tax position has met the more-likely-than-not recognition threshold, management presumes that the position will be examined by the appropriate taxing authority that has full knowledge of all relevant information. In addition, a tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to be recognized in the financial statements. The tax position is measured at the largest amount of benefit that is greater than 50 percent likely of being realized upon settlement. The Group records interest and penalties related to an uncertain tax position, if and when required, as part of income tax expense in the consolidated statements of operations.

(z)	Share-based compensation

The Company measures the cost of employee services received in exchange for an award of equity instruments based on the grant-date fair value of the award and recognizes the cost over the period during which an employee is required to provide service in exchange for the award, which generally is the vesting period. In connection with the repricing of an out-of-the money unvested share options, in which the employees agrees to a longer vested period in exchange for a repriced option, the Company separately accounts for the incremental fair value computed for the modification and recognize that amount over the total remaining requisite service period with any remaining amount of unamortized compensation cost from the original award recognized over the remaining portion of the original requisite service period.

Transactions in which goods or services are received in exchange for equity instruments are accounted for based on the fair value of the consideration received or the fair value of the equity instrument issued, whichever is more reliably measurable. The measurement date of the fair value of the equity instrument issued is the date on which the counterparty’s performance is completed.

(aa)	Employee benefit plans

As stipulated by the regulations of the PRC, the Group’s PRC subsidiaries participate in various defined contribution plans organized by municipal and provincial governments for its employees. These companies are required to make contributions to these plans at a rate of 29% on a standard salary base as determined by the local Social Security Bureau, to a defined contribution retirement scheme organized by the local Social Security Bureau in respect of the retirement benefits for the Group’s employees. Under these plans, certain pension, medical and other welfare benefits are provided to the employees. The Group has no other obligations for the payment of employee benefits associated with these plans beyond the annual contributions described above. Employee benefits associated with these plans are expensed when incurred. The total amounts for such employee benefits were US$13,379, US$10,766 and US$6,636 for the years ended December 31, 2011, 2012 and 2013 respectively.

(ab)	Loss per share

Basic loss per ordinary share is computed by dividing net loss available to LDK Solar CO., Ltd. shareholders by the weighted average number of ordinary shares outstanding during the year.

Diluted loss per share is calculated by dividing loss available to LDK Solar CO., Ltd. shareholders as adjusted to exclude any income or expenses related to dilutive ordinary equivalent shares by the weighted average number of ordinary shares and dilutive ordinary share equivalents outstanding during the year. Dilutive ordinary share equivalents consist of the ordinary shares issuable upon the conversion of the convertible senior notes (using the if-converted method) and ordinary shares issuable upon the exercise of outstanding share options (using the treasury stock method). Potential dilutive securities are not included in the calculation of dilutive loss per share if the effect is anti-dilutive.

(ac)	Segment reporting

The chief operating decision maker reviews the operating results of the polysilicon business as well as the PV product business on a regular basis for purpose of resource allocation and assessment of performance. Please refer to Note 26 for the details of segment reporting.

(ad)	Start-up costs

All costs in connection with start-up activities, including preproduction costs associated with new manufacturing facilities are expensed as incurred. Preproduction costs including the design, formulation and testing of new products or process alternatives are included in research and development expenses. Preproduction costs including facility and employee costs incurred in connection with new manufacturing plants are included in general and administrative expenses.

(ae)	Recently issued accounting pronouncements

In July 2013, the FASB issued ASU 2013-11, Income Taxes (Topic 740): Presentation of an Unrecognized Tax Benefit When a Net Operating Loss Carryforward, a Similar Tax Loss, or a Tax Credit Carryforward exists. ASU 2013-11 requires an unrecognized tax benefit, or a portion of an unrecognized tax benefit, to be presented in the financial statements as a reduction to a deferred tax asset for a net operating loss carryforward, a similar tax loss, or a tax credit carryforward. ASU 2013-11 is effective for fiscal years, and interim periods within those years, beginning after December 15, 2014. The new standard is to be applied prospectively but retrospective application is permitted. The Company will adopt the provisions of ASU 2013-11 as of January 1, 2015. The adoption of this standard is not expected to have a material impact on the Company’s consolidated financial statements or related disclosure.

In May 2014, the FASB issued ASU No. 2014-09 regarding ASC Topic No. 606, Revenue from Contracts with Customers. The standard provides principles for recognizing revenue for the transfer of promised goods or services to customers with the consideration to which the entity expects to be entitled in exchange for those goods or services. The guidance is effective in the first quarter of fiscal 2018 using either of two methods: (i) retrospective to each prior reporting period presented with the option to elect certain practical expedients as defined within the guidance; or (ii) retrospective with the cumulative effect of initially applying the guidance recognized at the date of initial application and proving certain additional disclosures as defined per the guidance. Early adoption is not permitted. The Company is currently evaluating the accounting, transition and disclosure requirements of the standard and cannot currently estimate the financial impact of adoption.

In August 2014, FASB issued Accounting Standards Update (ASU) No. 2014-15, Presentation of Financial Statements—Going Concern; Disclosures of Uncertainties about an Entity’s Ability to Continue as a Going Concern. The amendments in this update provide guidance in GAAP about management’s responsibility to evaluate whether there is substantial doubt about an entity’s ability to continue as a going concern and to provide related footnote disclosures. In doing so, the amendments should reduce diversity in the timing and content of footnote disclosures. The guidance is effective for the annual period ending after December 15, 2016, and for annual periods and interim periods thereafter. Early adoption is permitted but not required.